Note 16 - Investments in subsidiaries, joint ventures and associates (Tables)	12 Months Ended
Dec. 31, 2019
Investments in subsidiaries, joint ventures and associates
Associates Entities and joint ventures. Breakdown by entities
Joint ventures and associates. Breakdown by entities (Millions of Euros)
	2019	2018	2017
Joint ventures
Altura Markets S.V., S.A.	73	69	64
RCI Colombia	37	32	19
Desarrollo Metropolitanos del Sur, S.L.	14	13	12
Other	30	59	160
Subtotal	154	173	256
Associates
Divarian Propiedad, S.A.U.	630	591	-
Metrovacesa, S.A.	443	508	697
ATOM Bank PLC	136	138	66
Solarisbank AG	36	37	-
Cofides	23	22	21
Redsys servicios de procesamiento, S.L.	14	12	10
Servicios Electrónicos Globales S.A. de CV	11	9	6
Other	41	88	533
Subtotal	1,334	1,405	1,332
Total	1,488	1,578	1,588

Join Ventures and Associates Entities - Changes in the Year
Joint ventures and associates. Changes in the year (Millions of Euros)
	Notes	2019	2018	2017
Balance at the beginning		1,578	1,588	765
Acquisitions and capital increases		161	309	868
Disposals and capital reductions		(149)	(516)	(8)
Transfers and changes of consolidation method		(27)	211	-
Share of profit and loss	39	(42)	(7)	4
Exchange differences		10	2	(29)
Dividends, valuation adjustments and others		(43)	(8)	(12)
Balance at the end		1,488	1,578	1,588